Shareholder Report, Holdings (Details) - C000249165	Mar. 31, 2025
ETF8750351
Holdings [Line Items]
Percent of Total Investments	70.90%
Common Stock
Holdings [Line Items]
Percent of Total Investments	29.10%
Total Assets8750351
Holdings [Line Items]
Percent of Total Investments	100.00%